Quarterly financial data (unaudited) (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating revenues	$ 338,761	$ 366,239	$ 330,944	$ 341,674	$ 332,209	$ 382,623	$ 358,860	$ 356,600
Operating margin	41,800	47,862	65,532	62,515	40,256	59,209	51,712	66,032	$ 217,709	$ 217,209	$ 224,976
Net margin	$ (1,942)	$ 8,471	$ 26,162	$ 23,204	$ 3,196	$ 18,286	$ 9,383	$ 23,596	$ 55,895	$ 54,461	$ 51,199
Targeted margins for interest ratio									1.14	1.14
Maximum
Targeted margins for interest ratio										1.14